Expense Example - AMG River Road Mid Cap Value Fund	May 24, 2021 USD ($)
CLASS N SHARES For Participants
Expense Example:
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,362
CLASS I SHARES For Participants
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	1,024
Class Z Shares For Participants
Expense Example:
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	$ 964